UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001781495

Verus Securitization Trust 2023-INV1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg

(202) 534-1815

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary

99.2	AMC Data Compare Report

99.3	AMC Exception Grades

99.4	AMC Rating Agency Grades

99.5	AMC Valuation Report

99.6	AMC Supplemental Data

99.7	AMC Tax and Title Report

99.8	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

99.9	Clayton Conditions Report

99.10	Clayton Loan Level Tape Compare Upload

99.11	Clayton Non ATR QM Upload

99.12	Clayton Rating Agency Grades Report

99.13	Clayton Valuations Summary

99.14	Covius Real Estate Services, LLC (“CRES”) Executive Summary

99.15	CRES Rating Agency Exceptions Report

99.16	CRES Rating Agency Grades Report

99.17	CRES Rating Agency Tape Compare Report

99.18	CRES ATR QM Data Fields

99.19	CRES Rating Agency Valuation Report

99.20	Infinity IPS, Inc. (“Infinity”) Executive Summary

99.21	Infinity Findings Detail Report

99.22	Infinity Rating Agency Grades Report

99.23	Infinity Data Compare Report

99.24	Infinity ATR QM Report

99.25	Infinity Valuation Report

99.26	Digital Risk, LLC (“Digital Risk”) Executive Summary

99.27	Digital Risk Exception Report

99.28	Digital Risk Rating Agency Grades

99.29	Digital Risk Data Integrity Report

99.30	Digital Risk QM Status Report

99.31	Digital Risk Valuation Report

99.32	Evolve Mortgage Services ("Evolve") Executive Summary

99.33	Evolve Exception Detail

99.34	Evolve Rating Agency Grades

99.35	Evolve Data Compare

99.36	Evolve QM ATR Data

99.37	Evolve Valuation Report

99.38	Clarifii LLC (“Clarifii”) Executive Summary

99.39	Clarifii Rating Agency Grades Detail Report

99.40	Clarifii Rating Agency Grades Summary Report

99.41	Clarifii Data Compare Report

99.42	Clarifii ATR QM Report

99.43	Clarifii Valuation Report

99.44	Consolidated Analytics, Inc. (“Consolidated Analytics) Due Diligence Executive Summary

99.45	Consolidated Analytics Exception Grades Report

99.46	Consolidated Analytics Data Compare Report

99.47	Consolidated Analytics Grading Summary Report

99.48	Consolidated Analytics ATR QM Report

99.49	Consolidated Analytics Valuations Summary Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 6, 2023

VMC ASSET DEPOSITOR, LLC

By:	/s/	Robert Konigsberg
	Name:	Robert Konigsberg
	Title:	Chief Financial Officer